Expense Example - VIPGrowthIncomePortfolio-InvestorPRO - VIPGrowthIncomePortfolio-InvestorPRO - VIP Growth & Income Portfolio - VIP Growth & Income Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 58
3 years	183
5 years	318
10 years	$ 714